T. ROWE PRICE Retirement Blend 2025 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 38.8%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  13,469 15,985 1,418 2,942,963 28,017
U.S. Limited Duration TIPS Index
Fund  7,912 11,357 866 2,002,092 18,159
International Bond Fund (USD
Hedged)  4,621 5,020 636 1,125,163 9,451
U.S. Treasury Long-Term Index
Fund  3,948 4,320 476 1,002,153 7,506
Dynamic Global Bond Fund  3,304 3,915 516 859,535 6,653
Emerging Markets Bond Fund  3,057 3,317 654 673,745 6,077
High Yield Fund  2,786 3,242 462 985,557 5,775
Floating Rate Fund  1,303 1,164 397 228,382 2,122
Dynamic Credit Fund  – 1,955 26 217,804 1,928
Total Bond Mutual Funds (Cost $87,115) 85,688
EQUITY MUTUAL FUNDS 58.7%
T. Rowe Price Funds:
Equity Index 500 Fund  20,680 21,136 11,312 269,837 36,237
International Equity Index Fund  9,148 8,700 2,210 1,053,706 16,849
Growth Stock Fund  5,950 5,906 1,602 126,462 12,201
Value Fund  5,704 5,951 1,019 271,221 12,069
Hedged Equity Fund  – 10,199 198 976,375 11,111
Real Assets Fund  2,845 5,336 380 585,601 7,964
International Value Equity Fund  2,568 2,575 491 308,056 4,988
International Stock Fund  2,550 2,400 530 246,029 4,773
Mid-Cap Index Fund  2,295 2,182 591 252,756 4,706
Small-Cap Index Fund  2,232 2,165 732 285,408 4,193
Emerging Markets Discovery
Stock Fund  2,036 1,854 633 260,193 3,416
Emerging Markets Stock Fund  1,612 1,547 243 85,951 2,936
Mid-Cap Growth Fund  1,256 1,323 154 25,054 2,675
Mid-Cap Value Fund  1,039 1,096 260 63,927 2,094
Small-Cap Value Fund  968 1,030 107 39,531 2,049
New Horizons Fund (3) 739 715 91 26,127 1,562
Total Equity Mutual Funds (Cost $115,407) 129,823

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (4) 3,345 9,240 7,165 5,419,981 5,420
Total Short-Term Investments (Cost $5,420) 5,420
Total Investments in Securities 100.0%
(Cost $207,942) $ 220,931
Other Assets Less Liabilities (0.0)% (62)
Net Assets 100.0% $ 220,869
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $111 and $111, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (1) $ 37
Dynamic Global Bond Fund  (26) (50) 13
Emerging Markets Bond Fund  (52) 357 216
Emerging Markets Discovery Stock Fund  (19) 159 112
Emerging Markets Stock Fund  (23) 20 63
Equity Index 500 Fund  80 5,733 304
Floating Rate Fund  (10) 52 116
Growth Stock Fund  318 1,947 35
Hedged Equity Fund  2 1,110 50
High Yield Fund  (29) 209 231
International Bond Fund (USD Hedged)  (45) 446 28
International Equity Index Fund  (12) 1,211 433
International Stock Fund  (1) 353 69
International Value Equity Fund  2 336 142
Mid-Cap Growth Fund  122 250 16
Mid-Cap Index Fund  (15) 820 37
Mid-Cap Value Fund  91 219 30
New Horizons Fund  (4) 199 —
QM U.S. Bond Index Fund  (105) (19) 592
Real Assets Fund  (22) 163 156
Small-Cap Index Fund  (24) 528 52
Small-Cap Value Fund  37 158 23
U.S. Limited Duration TIPS Index Fund  (30) (244) 634
U.S. Treasury Long-Term Index Fund  (61) (286) 160
Value Fund  101 1,433 187
U.S. Treasury Money Fund, 5.40% — — 160
Affiliates not held at period end (1) — —
Totals $ 274# $ 15,103 $ 3,896+

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $730 of the net realized gain
(loss).
+ Investment income comprised $3,896 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2025 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Blend 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Retirement Blend 2025 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1346-054Q3 02/24